Discontinued Operation of Elite English - Summary of Operating Results from Disposal of Elite English (Detail) - Elite English [Member] $ in Thousands	12 Months Ended
May. 31, 2013 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue from discontinued operation	$ 1,445
Loss on discontinued operations, net of tax	$ (407)